Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial liabilities [line items]
Accrued interest		$ 6,856	$ 7,840
Lease liabilities	[1]	2,955	2,982
Accounts payable and accrued expenses		9,151	8,133
Current tax liabilities		942	1,070
Deferred tax liabilities		1,414	1,397
Gold and silver certificates and bullion		757	578
Margin and collateral accounts		8,883	8,186
Segregated fund liabilities		1,007	1,231
Payables to brokers, dealers and clients		1,843	798
Provisions		668	411
Allowance for credit losses on off-balance sheet exposures		175	186
Pension liabilities		535	523
Other liabilities of subsidiaries and structured entities		22,665	22,104
Other		9,011	7,589
Total		$ 66,862	$ 63,028

[1]	Represents discounted value of lease liabilities.